Organization and Principal Activities (Details)					12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($) $ / shares	Aug. 15, 2024 CNY (¥)	Aug. 15, 2024 USD ($) $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Organization and Principal Activities [Line Items]
Entity incorporation date					Oct. 18, 2017	Oct. 18, 2017
Cash dividend per ordinary share (in Dollars per share) | $ / shares		$ 0.06		$ 0.1
Cash dividend		$ 6,053,864	¥ 70,176,000	$ 10,154,352
Dividend payment | ¥	¥ 43,022,395
Minimum [Member]
Organization and Principal Activities [Line Items]
Lease term					5 years	5 years
Franchise agreement term					5 years	5 years
Maximum [Member]
Organization and Principal Activities [Line Items]
Lease term					20 years	20 years
Franchise agreement term					20 years	20 years
Common Class A [Member]
Organization and Principal Activities [Line Items]
Number of shares repurchased (in Shares) | shares					420	420	19,030	635,434
Cash consideration					¥ 5,327	$ 762	¥ 365,284	¥ 19,706,775